Defined Contribution Plan (Q3)	9 Months Ended
Sep. 30, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan
Note 8 - Defined Contribution Plan

The Company sponsors a 401(k) defined contribution benefit plan. Participation in the plan is available to substantially all employees. Company contributions to the plan are discretionary and are subject to vesting requirements based on four years of continuing employment. The Company generally makes matching contributions of one-half of the first 6% of employee contributions. During the three months ended September 30, 2021, the Company contributed $0.4 million. The Company did not make a material contribution during the three months ended September 30, 2020. During the nine months ended September 30, 2021 and 2020 the Company contributed $1.3 million and $0.4 million, respectively.